UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Advantage Global Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage Global

                        Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.1%

Australia — 3.0%
Aristocrat Leisure Ltd.	233,700	$4,363,281
ASX Ltd.	1,135	49,188
BHP Billiton PLC	29,997	592,837
BlueScope Steel Ltd.	79,464	934,907
Caltex Australia Ltd.	36,872	895,661
Carsales.com Ltd.	5,852	61,159
CIMIC Group Ltd.	19,023	654,725
Cochlear Ltd.	6,946	975,547
CSL Ltd.	6,085	733,112
CSR Ltd.	16,081	64,499
Macquarie Group Ltd.	11,690	932,127
Magellan Financial Group Ltd.	772	14,269
Medibank Pvt Ltd.	21,517	48,295
Oil Search Ltd.	20,921	116,210
OZ Minerals Ltd.	10,168	71,115
Qantas Airways Ltd.	1,173,343	5,293,591
Santos Ltd.(a)	24,891	98,171
Stockland	46,786	145,172
Telstra Corp. Ltd.	856,035	2,072,179
Whitehaven Coal Ltd.	34,948	121,229
Woodside Petroleum Ltd.	6,938	157,335

		18,394,609
Austria — 0.2%
OMV AG	17,581	1,025,272

Belgium — 0.2%
KBC Group NV	1,351	117,556
Solvay SA	1,032	143,288
UCB SA	11,748	956,656

		1,217,500
Brazil — 0.5%
AMBEV SA	50,772	370,165
Cia. Hering	76,853	480,463
Cosan Ltd., Class A	2,687	27,918
CPFL Energia SA(a)	2,600	19,618
Equatorial Energia SA	4,100	88,794
Hypera SA	61,031	668,447
Iguatemi Empresa de Shopping Centers SA	1,500	17,838
Iochpe-Maxion SA	2,100	16,646
JBS SA	111,005	314,373
MRV Engenharia e Participacoes SA	5,000	24,610
Pagseguro Digital Ltd., Class A(a)	3,193	122,356
Petrobras Distribuidora SA(a)	2,900	20,282
Petroleo Brasileiro SA(a)	31,600	223,592
Porto Seguro SA	17,922	263,609
Ultrapar Participacoes SA	4,795	103,004

		2,906,960
Canada — 1.8%
Bank of Nova Scotia	91,191	5,617,137

Security	Shares	Value
Canada (continued)
TIM Participacoes SA	33,300	$145,245
Lundin Mining Corp.	9,486	62,217
Magna International, Inc.	3,143	177,038
Manulife Financial Corp.	72,538	1,346,750
Royal Bank of Canada	14,245	1,100,371
Sun Life Financial, Inc.	36,871	1,514,178
Toronto-Dominion Bank	26,200	1,486,771

		11,304,462
China — 3.1%
3SBio, Inc.(a)(b)	16,000	36,444
Agricultural Bank of China Ltd., Class H	1,135,001	651,766
Alibaba Group Holding Ltd. - ADR(a)(c)	20,931	3,841,676
Anhui Conch Cement Co. Ltd., Class H	6,500	35,769
Autohome, Inc. - ADR	1,525	131,058
Bank of China Ltd., Class H	2,161,001	1,180,466
Bank of Communications Co. Ltd., Class H	285,000	225,318
China Construction Bank Corp., Class H	2,230,001	2,329,244
China Life Insurance Co. Ltd., Class H	330,000	922,611
China Pacific Insurance Group Co. Ltd., Class H	29,400	133,409
China Petroleum & Chemical Corp., Class H	892,000	791,278
China Shenhua Energy Co. Ltd., Class H	11,500	28,862
China Telecom Corp. Ltd., Class H	36,000	15,967
CITIC Securities Co. Ltd., Class H	51,000	118,201
CNOOC Ltd.	757,000	1,120,881
Dongfeng Motor Group Co. Ltd., Class H	196,000	228,818
Industrial & Commercial Bank of China Ltd., Class H	1,078,001	939,462
Momo, Inc., ADR(a)	1,984	74,162
NetEase, Inc. - ADR	862	241,696
PetroChina Co. Ltd., Class H	942,000	654,330
SINA Corp.(a)	4,524	471,717
Sohu.com, Inc.(a)	961	29,714
Tencent Holdings Ltd.	70,900	3,805,879
Weibo Corp. - ADR(a)	10,412	1,244,650
YY, Inc. - ADR(a)	1,285	135,182

		19,388,560
Czech Republic — 0.0%
CEZ AS	1,974	49,124
Komercni Banka AS	2,013	91,723

		140,847
Denmark — 1.2%
Carlsberg A/S, Class B	35,624	4,253,192
Danske Bank A/S	76,963	2,883,634
Genmab A/S(a)	788	169,771
Royal Unibrew A/S	885	58,754

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
Tryg A/S	1,505	$35,042

		7,400,393
Finland — 1.5%
Amer Sports OYJ(a)	4,608	142,203
Sampo OYJ, Class A	51,374	2,862,126
Tieto OYJ	6	200
UPM-Kymmene OYJ	151,466	5,615,388
Valmet OYJ	19,010	381,088
YIT OYJ	2,037	17,044

		9,018,049
France — 2.5%
Arkema SA	8,399	1,096,480
AtoS SE	17,131	2,347,104
AXA SA	80,053	2,128,022
BNP Paribas SA	1,386	102,614
Bouygues SA	1,966	98,572
Capgemini SE	2,961	369,457
Christian Dior SE	233	92,102
Cie de Saint-Gobain	29,741	1,570,421
Cie Generale des Etablissements Michelin SCA	695	102,534
Faurecia	14,276	1,155,157
Kering SA	961	460,912
Klepierre SA	7,550	304,319
Nexity SA(a)	1,044	66,863
Peugeot SA	129,435	3,116,689
Renault SA	2,987	362,466
Sanofi	2,732	219,216
Societe Television Francaise 1	12,927	175,545
UbiSoft Entertainment SA(a)	949	80,316
Unibail-Rodamco SE	6,891	1,574,066
Veolia Environnement SA	852	20,241

		15,443,096
Germany — 4.4%
Aareal Bank AG	9,108	434,507
adidas AG	459	111,674
Aurubis AG	10,039	843,709
BASF SE	45,312	4,595,418
Bayer AG, Registered Shares	10,915	1,230,488
Bayerische Motoren Werke AG	3,527	383,631
Continental AG	479	132,305
Covestro AG(b)	14,223	1,400,496
CTS Eventim AG & Co. KGaA	1,331	62,395
Deutsche Boerse AG	931	127,271
Deutsche Lufthansa AG, Registered Shares	149,743	4,786,877
Deutsche Post AG, Registered Shares	87,900	3,849,913
Fresenius Medical Care AG & Co. KGaA	3,246	331,523
Hella GmbH & Co. KGaA	1,214	79,919
Hochtief AG	29,634	5,539,447

Security	Shares	Value
Germany (continued)
Infineon Technologies AG	3,031	$81,513
Puma SE	36	17,587
Rheinmetall AG	5,014	711,709
Salzgitter AG	1,537	78,627
SAP SE	1,734	182,038
Siltronic AG(a)	578	99,134
Software AG	2,207	115,695
Steinhoff International Holdings NV(a)	162,034	45,166
Suedzucker AG(c)	69,001	1,170,711
Talanx AG(a)	9,056	393,760
Telefonica Deutschland Holding AG	71,274	334,910
TUI AG	2,957	63,409
Wacker Chemie AG	246	40,426
Wirecard AG	1,099	130,277

		27,374,535
Hong Kong — 0.8%
AIA Group Ltd.	46,000	393,239
China Mobile Ltd.	262,501	2,405,915
China Resources Beer Holdings Co. Ltd.	6,000	26,155
CLP Holdings Ltd.	37,500	382,350
GOME Retail Holdings Ltd.(a)	554,001	60,319
Hang Lung Properties Ltd.	35,000	82,146
Hongkong Land Holdings Ltd.	9,100	62,872
Sun Hung Kai Properties Ltd.	87,001	1,380,948
WH Group Ltd.(b)	62,000	66,432

		4,860,376
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	83,753	913,792
OTP Bank PLC	25,964	1,166,566
Richter Gedeon Nyrt	3,614	75,503

		2,155,861
India — 0.8%
Aurobindo Pharma Ltd.	40,072	345,246
Balkrishna Industries, Ltd.	1,016	16,745
Bharat Forge Ltd.	6,014	65,013
GAIL India Ltd.	8,792	44,515
Glenmark Pharmaceuticals Ltd.	3,687	29,918
HCL Technologies Ltd.	17,764	263,811
Hero MotoCorp Ltd.	1,281	69,930
Hexaware Technologies, Ltd.	3,256	18,981
Hindustan Unilever Ltd.	17,029	349,571
Housing Development Finance Corp. Ltd.	14,215	400,409
Indraprastha Gas, Ltd.(a)	3,927	16,969
IndusInd Bank Ltd.	6,513	180,681
Infosys Ltd.	21,314	372,956
Jubilant Life Sciences, Ltd.	1,486	19,331
KEC International, Ltd.	2,445	14,827
Kotak Mahindra Bank Ltd.	14,222	229,672
KPIT Technologies Ltd.	4,888	16,403

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Mahindra & Mahindra Ltd.	13,668	$155,639
Maruti Suzuki India Ltd.	956	130,609
Mindtree, Ltd.	4,386	52,191
Mphasis, Ltd.	1,076	13,899
NIIT Technologies Ltd.	3,593	48,005
Page Industries Ltd.	110	38,423
Petronet LNG Ltd.	9,296	33,187
Sun Pharmaceutical Industries Ltd.	37,163	284,050
Tata Consultancy Services Ltd.	14,173	621,059
Tata Global Beverages Ltd.	16,645	66,729
Tech Mahindra Ltd.	27,600	271,339
Titan Co. Ltd.	2,792	40,542
TVS Motor Co., Ltd.(a)	1,552	14,857
United Spirits Ltd.(a)	7,456	360,524
Vedanta Resources PLC	3,695	36,718
Wipro Ltd.	6,344	27,482

		4,650,231
Indonesia — 0.2%
Bank Central Asia Tbk PT	284,001	482,455
Bank Mandiri Persero Tbk PT	42,000	23,552
Bank Negara Indonesia Persero Tbk PT	52,100	32,994
Bank Rakyat Indonesia Persero Tbk PT	124,201	32,595
Telekomunikasi Indonesia Persero Tbk PT	2,272,801	597,644

		1,169,240
Ireland — 0.1%
Allegion PLC	1,976	168,448
DCC PLC	6,777	624,321
ICON PLC(a)	231	27,172

		819,941
Israel — 0.0%
Wix.com Ltd.(a)	448	35,400

Italy — 0.5%
Azimut Holding SpA	5,502	118,268
Ferrari NV	13,371	1,607,230
Hera SpA	4,496	16,452
Mediobanca SpA	81,625	959,604
Moncler SpA	10,265	390,629

		3,092,183
Japan — 8.0%
Aica Kogyo Co., Ltd.	900	33,136
Alfresa Holdings Corp.	2,700	60,968
Amada Holdings Co. Ltd.	14,100	171,392
Astellas Pharma, Inc.	319,800	4,891,655
Canon, Inc.	68,200	2,474,179
Dai-ichi Life Holdings, Inc.	2,700	49,846
Daicel Corp.	3,000	32,943
Daito Trust Construction Co. Ltd.	19,800	3,371,285
Daiwa Securities Group, Inc.	33,000	212,384
Disco Corp.	400	85,497

Security	Shares	Value
Japan (continued)
en-japan, Inc.	400	$22,746
Fujitsu Ltd.	110,000	668,462
Haseko Corp.	10,600	163,147
Hitachi Ltd.	417,001	3,037,263
Hokuhoku Financial Group, Inc.	2,400	32,943
Iida Group Holdings Co. Ltd.	9,100	170,103
Itochu Techno-Solutions Corp.	800	16,527
JTEKT Corp.	14,400	212,181
JXTG Holdings, Inc.	590,901	3,602,468
KDDI Corp.	16,400	422,372
Kirin Holdings Co. Ltd.	10,000	266,221
Konami Holdings Corp.	3,000	152,781
Mazda Motor Corp.	1,400	18,723
Mitsubishi Chemical Holdings Corp.	294,200	2,864,469
MS&AD Insurance Group Holdings, Inc.	33,800	1,049,946
Nihon Unisys Ltd.	1,200	26,065
Nippon Kayaku Co. Ltd.	3,600	44,726
Nippon Telegraph & Telephone Corp.	82,500	3,848,877
Nitori Holdings Co. Ltd.	400	70,146
NTT DOCOMO, Inc.	198,100	5,050,246
Resona Holdings, Inc.	444,801	2,390,778
Secom Co. Ltd.	19,300	1,437,564
Seven & i Holdings Co. Ltd.	20,000	856,647
Shionogi & Co. Ltd.	2,600	135,391
Sojitz Corp.	90,000	287,069
Sumitomo Chemical Co. Ltd.	65,000	377,110
Sumitomo Mitsui Financial Group, Inc.	144,200	6,117,581
Suzuki Motor Corp.	15,500	841,547
T&D Holdings, Inc.	7,800	124,068
TIS, Inc.	1,200	47,982
Tokai Rika Co. Ltd.	2,500	50,998
Tokyo Electron Ltd.	16,200	2,996,856
Toyobo Co., Ltd.	4,700	92,636
Trend Micro, Inc.	700	41,280
TS Tech Co. Ltd.	400	15,946
Ulvac, Inc.	7,100	401,675
West Japan Railway Co.	1,700	120,525
Zeon Corp.	9,200	133,661

		49,593,011
Malaysia — 0.0%
Malayan Banking Bhd	7,001	19,069
Public Bank Bhd	30,901	192,124
Tenaga Nasional Bhd	19,801	82,855

		294,048
Mexico — 0.2%
America Movil SAB de CV, Series L	569,401	540,272
Fomento Economico Mexicano SAB de CV	12,100	110,364
Grupo Financiero Banorte SAB de CV, Series O	33,701	206,000

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV	160,701	$408,910

		1,265,546
Netherlands — 2.6%
Aalberts Industries NV	718	36,590
BE Semiconductor Industries NV	26,758	2,744,842
ING Groep NV	85,296	1,439,370
Koninklijke Ahold Delhaize NV	165,623	3,924,565
Koninklijke DSM NV	56,561	5,621,988
Koninklijke KPN NV	288,092	866,287
Royal Dutch Shell PLC, Class A	25,759	814,977
Royal Dutch Shell PLC, Class B	15,676	504,429

		15,953,048
Norway — 1.2%
Aker BP ASA	889	24,101
DNB ASA	8,298	163,447
Orkla ASA	75,694	815,743
Statoil ASA	81,333	1,924,962
Telenor ASA	188,822	4,294,001

		7,222,254
Poland — 0.3%
Bank Pekao SA	11,167	402,827
Energa SA	4,285	12,082
KGHM Polska Miedz SA	4,064	103,513
PGE SA(a)	17,115	49,603
Polski Koncern Naftowy ORLEN SA	24,760	609,400
Powszechna Kasa Oszczednosci Bank Polski SA(a)	8,001	94,737
Powszechny Zaklad Ubezpieczen SA	25,271	309,021

		1,581,183
Portugal — 0.1%
Banco Comercial Portugues SA, Class R(a)	50,990	17,097
Jeronimo Martins SGPS SA	15,851	288,289

		305,386
Russia — 0.2%
Lukoil PJSC	5,611	390,839
Magnit PJSC - GDR	4,646	86,205
Magnitogorsk Iron & Steel Works PJSC	28,401	21,945
Mobile TeleSystems PJSC - ADR	7,461	84,981
Novatek PJSC - GDR	1,176	161,334
Severstal PJSC	3,180	48,371
Surgutneftegas OJSC	96,676	48,430
Tatneft PJSC	15,071	162,081

		1,004,186
Singapore — 0.3%
CapitaLand Ltd.	236,102	646,557

Security	Shares	Value
Singapore (continued)
Venture Corp. Ltd.	50,801	$1,098,644

		1,745,201
South Africa — 0.3%
Barloworld Ltd.	2,010	28,304
Bidvest Group Ltd.	32,567	618,005
FirstRand Ltd.	23,955	135,358
Investec Ltd.	9,546	74,409
Kumba Iron Ore Ltd.	7,303	175,697
Mr Price Group Ltd.	1,667	40,088
Naspers Ltd., Class N	424	103,758
Sanlam Ltd.	1,973	14,253
Standard Bank Group Ltd.	24,396	450,782
Tiger Brands Ltd.	1,230	38,497

		1,679,151
South Korea — 0.3%
Celltrion, Inc.(a)	1,123	335,941
Hyundai Development Co-Engineering & Construction	4,260	152,397
LG Electronics, Inc.	1,937	199,750
Medy-Tox, Inc.	76	53,660
Samsung Electronics Co. Ltd.	178	415,893
SillaJen, Inc.(a)	770	78,373
SK Hynix, Inc.	1,542	118,136
SK Innovation Co. Ltd.	3,323	660,276

		2,014,426
Spain — 1.8%
Amadeus IT Group SA	21,832	1,615,562
Atlantica Yield PLC	4,125	80,767
Banco Bilbao Vizcaya Argentaria SA	591,300	4,682,830
EDP Renovaveis SA	4,148	40,627
Grifols SA	4,028	114,197
Mediaset Espana Comunicacion SA	193,112	1,967,145
Repsol SA	161,380	2,868,629

		11,369,757
Sweden — 2.3%
Electrolux AB, Class B	24,614	777,298
NCC AB, B Shares	12,165	231,927
Sandvik AB	56,444	1,034,123
SSAB AB, A Shares(a)	54,852	310,493
Svenska Cellulosa AB SCA, B Shares	127,831	1,366,066
Swedish Match AB	106,207	4,813,014
Volvo AB, Class B	311,016	5,692,934

		14,225,855
Switzerland — 2.5%
Barry Callebaut AG, Registered Shares	8	15,632
Galenica AG(a)(b)	395	20,866
Georg Fischer AG, Registered Shares	711	951,938
Glencore PLC	71,568	355,633
IWG PLC	9,589	30,728

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Logitech International SA, Registered Shares	22,495	$825,677
Roche Holding AG	15,808	3,626,308
STMicroelectronics NV	227,874	5,071,021
Swiss Life Holding AG, Registered Shares(a)	98	34,924
Swiss Re AG	8,517	869,302
TE Connectivity Ltd.	38,004	3,796,500

		15,598,529
Taiwan — 1.2%
Advanced Semiconductor Engineering, Inc.	117,000	170,699
AU Optronics Corp.	391,001	181,284
Cathay Financial Holding Co. Ltd.	301,000	539,742
CTBC Financial Holding Co. Ltd.	445,001	321,551
Fubon Financial Holding Co. Ltd.	596,001	1,032,571
Hiwin Technologies Corp.	1,000	14,443
Hon Hai Precision Industry Co. Ltd.	987,001	3,078,423
Inventec Co. Ltd.	310,000	247,890
Novatek Microelectronics Corp.	6,000	27,433
Pegatron Corp.	97,000	244,140
Realtek Semiconductor Corp.	39,000	169,745
TaiMed Biologics, Inc.(a)	2,000	16,724
Taiwan Semiconductor Manufacturing Co. Ltd.	143,000	1,211,238
Uni-President Enterprises Corp.	181,000	427,439

		7,683,322
Thailand — 0.3%
PTT Global Chemical PCL - NVDR	84,501	256,857
PTT PCL - NVDR	53,000	933,439
Total Access Communication PCL	156,201	224,997
True Corp. PCL - NVDR	2,830,301	630,182

		2,045,475
Turkey — 0.8%
Akbank TAS	232,156	564,495
BIM Birlesik Magazalar AS	14,754	267,542
Eregli Demir ve Celik Fabrikalari TAS	30,078	79,520
Haci Omer Sabanci Holding AS	114,104	303,944
KOC Holding AS	51,769	214,199
Tekfen Holding(a)	3,783	16,336
Tupras Turkiye Petrol Rafinerileri AS	5,739	160,300
Turkiye Garanti Bankasi AS	256,437	711,054
Turkiye Halk Bankasi AS	176,548	406,992
Turkiye Is Bankasi AS, Class C	834,940	1,516,476
Turkiye Vakiflar Bankasi Tao, Class D	291,273	482,321

Security	Shares	Value
Turkey (continued)
Yapi ve Kredi Bankasi(a)	202,047	$228,731

		4,951,910
Ukraine — 0.0%
Ferrexpo PLC	13,819	47,478

United Kingdom — 3.9%
Anglo American PLC	102,911	2,406,826
Aptiv PLC	3,282	278,872
Ashmore Group PLC	3,136	16,791
ASOS PLC(a)	2,291	224,120
Associated British Foods PLC	63,234	2,210,758
Barratt Developments PLC	25,310	188,340
Bodycote PLC	2,848	35,829
Carnival PLC	29,976	1,929,359
Close Brothers Group PLC	2,349	47,374
Coca-Cola European Partners PLC	33,350	1,389,361
Croda International PLC	2,423	155,657
Diageo PLC	89,150	3,014,992
Dialog Semiconductor PLC(a)	31,108	740,853
Direct Line Insurance Group PLC	23,450	125,563
DS Smith PLC	16,157	106,767
Electrocomponents PLC	6,705	56,476
Evraz PLC	15,376	93,763
Ferguson PLC	12,051	906,354
Fevertree Drinks PLC	1,496	55,266
Fiat Chrysler Automobiles NV(a)	7,043	143,651
G4S PLC	10,842	37,735
GKN PLC	39,092	253,389
GlaxoSmithKline PLC	33,652	653,557
Hammerson PLC	19,460	146,694
Hays PLC	55,770	147,535
Imperial Brands PLC	48,930	1,666,042
Inchcape PLC	8,154	79,056
Indivior PLC(a)	15,011	85,808
Inmarsat PLC	10,474	53,256
InterContinental Hotels Group PLC	752	45,054
International Game Technology PLC	543	14,514
Intertek Group PLC	36,446	2,385,688
JD Sports Fashion PLC	7,002	33,025
Jupiter Fund Management PLC	2,274	15,075
Legal & General Group PLC	84,951	307,799
Man Group PLC	9,184	22,146
Mondi PLC	2,581	69,372
Moneysupermarket.com Group PLC	12,085	48,644
Nomad Foods Ltd.(a)	1,371	21,580
Old Mutual PLC	34,049	116,069
Persimmon PLC	6,634	235,456
RELX PLC	7,570	155,502
Rentokil Initial PLC	217,784	829,972
Rightmove PLC	3,048	186,062
Rio Tinto PLC	2,821	143,149
Royal Mail PLC	15,301	116,131
Schroders PLC	789	35,401

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Shire PLC	12,225	$608,436
Spirax-Sarco Engineering PLC	6,747	544,270
Taylor Wimpey PLC	14,337	37,143
Thomas Cook Group PLC	362,461	601,836
Unilever PLC	7,897	437,988
WM Morrison Supermarkets PLC	6,789	20,370

		24,280,726
United States — 48.6%
AbbVie, Inc.	21,231	2,009,514
Accenture PLC, Class A	16,150	2,479,025
Activision Blizzard, Inc.	7,998	539,545
Adobe Systems, Inc.(a)	26,653	5,759,180
Aetna, Inc.	3,160	534,040
Affiliated Managers Group, Inc.	264	50,049
Agilent Technologies, Inc.	83,761	5,603,611
Air Products & Chemicals, Inc.	19,120	3,040,654
Alexion Pharmaceuticals, Inc.(a)	3,005	334,937
Alkermes PLC(a)	2,166	125,541
Allstate Corp.	34,077	3,230,500
Alnylam Pharmaceuticals, Inc.(a)	1,248	148,637
Alphabet, Inc., Class A(a)	2,229	2,311,785
Alphabet, Inc., Class C(a)	2,493	2,572,252
Amazon.com, Inc.(a)	4,164	6,026,724
Amdocs Ltd.	16,542	1,103,682
American Express Co.	861	80,314
Ameriprise Financial, Inc.	14,302	2,115,838
AmerisourceBergen Corp.	5,347	460,965
AMETEK, Inc.(c)	12,287	933,443
Amgen, Inc.	8,961	1,527,671
Apple, Inc.	44,674	7,495,404
Applied Materials, Inc.	39,162	2,177,799
Archer-Daniels-Midland Co.	84,103	3,647,504
Arthur J Gallagher & Co.	304	20,894
ASGN, Inc.(a)	191	15,639
Aspen Technology, Inc.(a)	2,323	183,261
Bank of America Corp.	418	12,536
Baxter International, Inc.	76,505	4,975,885
Berkshire Hathaway, Inc., Class A(a)	2	598,200
Biogen, Inc.(a)	2,845	779,018
BioMarin Pharmaceutical, Inc.(a)	2,318	187,920
Boeing Co.	23,054	7,558,946
Booz Allen Hamilton Holding Corp.	1,797	69,580
BorgWarner, Inc.	18,763	942,466
Brink’s Co.	737	52,585
Bristol-Myers Squibb Co.	7,764	491,073
Brown-Forman Corp., Class B	11,616	631,910
Bruker Corp.	4,815	144,065
Burlington Stores, Inc.(a)	850	113,178
Cabot Corp.	6,973	388,536
Cabot Oil & Gas Corp.	2,291	54,938
Capital One Financial Corp.	1,307	125,237
Carnival Corp.	82,862	5,434,090

Security	Shares	Value
United States (continued)
Carter’s, Inc.	160	$16,656
CDK Global, Inc.	9,586	607,177
Celanese Corp., Series A	6,236	624,910
Celgene Corp.(a)	10,470	934,029
CenterPoint Energy, Inc.	8,438	231,201
Cigna Corp.	6,412	1,075,549
Cimarex Energy Co.	460	43,010
Cinemark Holdings, Inc.	500	18,835
Cirrus Logic, Inc.(a)	373	15,155
Citigroup, Inc.	23,176	1,564,380
Citizens Financial Group, Inc.	68,122	2,859,762
CME Group, Inc.	23,127	3,740,561
CMS Energy Corp.	29,415	1,332,205
Colgate-Palmolive Co.	1,722	123,433
Comcast Corp., Class A	22,266	760,829
Conagra Brands, Inc.	68,019	2,508,541
ConocoPhillips	36,374	2,156,614
Corning, Inc.	16,974	473,235
Costco Wholesale Corp.	356	67,081
Crane Co.	196	18,177
Crown Holdings, Inc.(a)	6,287	319,065
Cullen/Frost Bankers, Inc.	597	63,324
Cummins, Inc.	10,327	1,673,903
Curtiss-Wright Corp.	163	22,016
D.R. Horton, Inc.	6,498	284,872
Dana, Inc.	3,256	83,875
Danaher Corp.	32,253	3,157,891
DCT Industrial Trust, Inc.	702	39,551
Devon Energy Corp.	1,050	33,380
Dolby Laboratories, Inc., Class A	447	28,411
DTE Energy Co.	20,258	2,114,935
Duke Realty Corp.	3,529	93,448
Dun & Bradstreet Corp.	232	27,144
Eastman Chemical Co.	16,466	1,738,480
Eaton Corp. PLC	1,317	105,241
eBay, Inc.(a)	36,242	1,458,378
Electronic Arts, Inc.(a)	432	52,376
Eli Lilly & Co.	3,694	285,805
EPAM Systems, Inc.(a)	299	34,241
Estee Lauder Cos., Inc., Class A	25,123	3,761,416
Etsy, Inc.(a)	1,383	38,807
Expeditors International of Washington, Inc.	1,930	122,169
Express Scripts Holding Co.(a)	978	67,560
Exxon Mobil Corp.	2,024	151,011
Facebook, Inc., Class A(a)	35,100	5,608,629
Fidelity National Information Services, Inc.	191	18,393
First Data Corp., Class A(a)	4,454	71,264
Flex Ltd.(a)	41,114	671,392
Flowers Foods, Inc.	1,193	26,079
FNF Group	1,167	46,703
Fortune Brands Home & Security, Inc.	5,622	331,080

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Franklin Resources, Inc.	12,795	$443,731
Genpact Ltd.	49,992	1,599,244
Gilead Sciences, Inc.	17,372	1,309,675
Graco, Inc.	1,245	56,921
Green Dot Corp., Class A(a)	332	21,301
Hasbro, Inc.	9,285	782,726
HD Supply Holdings, Inc.(a)	2,859	108,470
Hershey Co.	18,672	1,847,781
Hexcel Corp.	603	38,948
Hill-Rom Holdings, Inc.	407	35,409
Honeywell International, Inc.	15,113	2,183,980
HP, Inc.	203,580	4,462,452
Humana, Inc.	21,052	5,659,409
IDACORP, Inc.	510	45,018
IDEXX Laboratories, Inc.(a)	5,947	1,138,196
Illinois Tool Works, Inc.	29,280	4,587,005
Incyte Corp.(a)	2,413	201,075
Ingersoll-Rand PLC	44,300	3,788,093
Ingredion, Inc.	2,863	369,098
Intercontinental Exchange, Inc.	17,380	1,260,398
InterDigital, Inc.	3,534	260,102
International Business Machines Corp.	35,445	5,438,326
Interpublic Group of Cos., Inc.	83,243	1,917,086
Intuit, Inc.	13,241	2,295,327
Invesco Ltd.	2,518	80,601
ITT, Inc.	1,553	76,066
Jabil, Inc.	872	25,053
Johnson & Johnson	40,672	5,212,117
Jones Lang LaSalle, Inc.	1,992	347,883
JPMorgan Chase & Co.	10,164	1,117,735
Kansas City Southern	3,459	379,971
KAR Auction Services, Inc.	8,519	461,730
Kellogg Co.	7,254	471,583
Kohl’s Corp.	16,358	1,071,613
Landstar System, Inc.	4,184	458,776
Lear Corp.	19,985	3,719,009
Legg Mason, Inc.	4,670	189,836
Leucadia National Corp.	3,020	68,645
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	6,087	250,176
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	10,257	418,998
Lincoln National Corp.	1,512	110,467
Lockheed Martin Corp.	98	33,117
ManpowerGroup, Inc.	21,778	2,506,648
Marathon Petroleum Corp.	13,830	1,011,111
Masco Corp.	37,728	1,525,720
Mastercard, Inc., Class A	41,639	7,293,487
Maxim Integrated Products, Inc.	86,511	5,209,632
McDonald’s Corp.	39,167	6,124,935
McKesson Corp.	6,022	848,319
Merck & Co., Inc.	11,580	630,763
Mettler-Toledo International, Inc.(a)	2,614	1,503,128
Michael Kors Holdings Ltd.(a)	2,507	155,635

Security	Shares	Value
United States (continued)
Microsoft Corp.	56,293	$5,137,862
Motorola Solutions, Inc.	7,106	748,262
NetApp, Inc.	48,634	3,000,231
New Relic, Inc.(a)	231	17,122
New Residential Investment Corp.	1,814	29,840
Newmont Mining Corp.	24,426	954,324
Norfolk Southern Corp.	31,578	4,287,661
Oracle Corp.	96,396	4,410,071
Oshkosh Corp.	3,693	285,358
Owens Corning	25,743	2,069,737
PACCAR, Inc.	82,079	5,431,167
Peabody Energy Corp.	698	25,477
Penske Automotive Group, Inc.	1,042	46,192
PepsiCo, Inc.	10,666	1,164,194
Pinnacle West Capital Corp.	6,449	514,630
Portland General Electric Co.	850	34,434
PPL Corp.	13,700	387,573
Praxair, Inc.	6,619	955,122
Principal Financial Group, Inc.	21,152	1,288,368
Progressive Corp.	1,501	91,456
Prologis, Inc.	7,142	449,875
Prudential Financial, Inc.	31,651	3,277,461
PVH Corp.	406	61,481
Quest Diagnostics, Inc.	11,899	1,193,470
Ralph Lauren Corp.	25,417	2,841,621
Raytheon Co.	6,354	1,371,320
Regeneron Pharmaceuticals, Inc.(a)	1,065	366,743
Reliance Steel & Aluminum Co.	322	27,608
Republic Services, Inc.	10,635	704,356
Rockwell Automation, Inc.	7,626	1,328,449
Ross Stores, Inc.	18,758	1,462,749
Ryder System, Inc.	21,561	1,569,425
S&P Global, Inc.	22,859	4,367,441
Seattle Genetics, Inc.(a)(c)	1,495	78,248
Simon Property Group, Inc.	2,019	311,633
Sims Metal Management Ltd.	1,614	18,130
Skechers U.S.A., Inc., Class A(a)	594	23,101
Skyworks Solutions, Inc.	4,643	465,507
Sotheby’s(a)	613	31,453
Steel Dynamics, Inc.	1,260	55,717
SunTrust Banks, Inc.	40,082	2,727,179
Synopsys, Inc.(a)	19,658	1,636,332
Target Corp.	46,100	3,200,723
Taylor Morrison Home Corp., Class A(a)	1,976	46,001
TD Ameritrade Holding Corp.	16,878	999,684
Tech Data Corp.(a)	187	15,919
Telephone & Data Systems, Inc.	1,530	42,886
Tenneco, Inc.	8,144	446,861
Teradata Corp.(a)	1,064	42,209
Terex Corp.	6,284	235,084
TESARO, Inc.(a)	672	38,398
Texas Instruments, Inc.	62,891	6,533,746
Thermo Fisher Scientific, Inc.	337	69,577

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Tiffany & Co.	14,173	$1,384,135
Time Warner, Inc.	10,353	979,187
TJX Cos., Inc.	3,208	261,644
Total System Services, Inc.	5,377	463,820
Trinseo SA	2,261	167,427
Twilio, Inc., Class A(a)(c)	3,144	120,038
Twitter, Inc.(a)	15,926	462,013
Tyson Foods, Inc., Class A	29,892	2,187,795
UGI Corp.	11,417	507,143
Union Pacific Corp.	23,743	3,191,772
United Therapeutics Corp.(a)	649	72,922
Unum Group	30,486	1,451,438
Urban Outfitters, Inc.(a)	912	33,708
Valero Energy Corp.	31,794	2,949,529
Vectren Corp.	7,886	504,073
Ventas, Inc.	19,043	943,200
VeriSign, Inc.(a)(c)	42,362	5,022,439
Vertex Pharmaceuticals, Inc.(a)	3,363	548,102
VF Corp.	5,251	389,204
Visa, Inc., Class A	1,671	199,885
VMware, Inc., Class A(a)	2,371	287,531
Walt Disney Co.	12,834	1,289,047
Waste Management, Inc.	4,288	360,707
Weingarten Realty Investors	6,556	184,092
WellCare Health Plans, Inc.(a)	3,298	638,592
Westar Energy, Inc.	47,672	2,507,071
Wolverine World Wide, Inc.	569	16,444
WR Grace & Co.	28,378	1,737,585
Yum! Brands, Inc.	4,570	389,044
Zendesk, Inc.(a)	600	28,722
Zoetis, Inc.	46,467	3,880,459
Zynga, Inc., Class A(a)(c)	6,052	22,150

		300,043,661

Total Common Stocks — 96.1% (Cost — $574,875,171)		593,301,668

Preferred Stocks — 0.8%

Brazil — 0.8%
Banco Bradesco SA, Preference Shares	69,483	831,241
Cia Energetica de Minas Gerais, Preference Shares	29,007	75,191
Cia Paranaense de Energia, Preference ‘B’ Shares	7,107	56,087
Gerdau SA, Preference Shares	80,008	375,593
Itau Unibanco Holding SA, Preference Shares	187,378	2,912,040

Security	Shares		Value
Brazil (continued)
Itausa - Investimentos Itau SA, Preference Shares		97,434	$406,944
Metalurgica Gerdau SA, Preference Shares		53,604	115,913
Telefonica Brasil SA, Preference Shares		1,307	19,846

			4,792,855
Russia — 0.0%
Surgutneftegas OJSC, Preference Shares		81,751	42,250

Total Preferred Stocks — 0.8% (Cost — $4,365,045)			4,835,105

Total Long-Term Investments — 96.9% (Cost — $579,240,216)			598,136,773

Short-Term Securities — 3.6%

Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(d)(f)		14,542,080	14,542,080
SL Liquidity Series, LLC, Money Market Series, 1.61%(d)(e)(f)		6,125,387	6,124,774

Total Money Market Funds — 3.3% (Cost — $20,666,854)			20,666,854

Time Deposits — 0.3%

Japan — 0.3%
Sumitomo Bank, Tokyo, (0.28)%, 04/02/18	JPY	161,551,840	1,518,273
United States — 0.0%
JPMorgan Chase, New York, 1.70%, 04/02/18	USD	213,791	213,791

Total Time Deposits — 0.3% (Cost — $1,732,065)			1,732,064

Total Short-Term Securities — 3.6% (Cost — $22,398,919)			22,398,918

Total Investments — 100.5% (Cost — $601,639,135)			620,535,691
Liabilities in Excess of Other Assets — (0.5)%			(3,171,809)

Net Assets — 100.0%			$617,363,882

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc.

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 06/30/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	14,542,080	14,542,080	$14,542,080	$82,107		$43	$—
SL Liquidity Series, LLC, Money Market Series	88,690,601	(82,565,214)	6,125,387	6,124,774	450,210	(b)	1,250	(6,580)

				$20,666,854	$532,317		$1,293	$(6,580)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

CLP — Chilean Peso

CME — Chicago Mercantile Exchange

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

S&P — S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Yen Denom Nikkei Index	26	06/07/18	$2,624	$29,264
S&P/TSK 60 Index	5	06/14/18	703	(8,455)
Euro Stoxx 50 Index	79	06/15/18	3,189	(41,519)
FTSE 100 Index	12	06/15/18	1,177	(8,736)
MSCI Emerging Markets E-Mini Index	28	06/15/18	1,663	(43,790)

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	80	06/15/18	$10,572	$(455,220)
SPI 200 Index	4	06/21/18	441	(15,949)

				$(544,405)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. [In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.].

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2018, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$18,394,609	$—	$18,394,609
Austria	—	1,025,272	—	1,025,272
Belgium	—	1,217,500	—	1,217,500
Brazil	2,906,960	—	—	2,906,960
Canada	11,304,462	—	—	11,304,462
China	6,169,855	13,218,705	—	19,388,560
Czech Republic	49,124	91,723	—	140,847
Denmark	—	7,400,393	—	7,400,393
Finland	—	9,018,049	—	9,018,049
France	—	15,443,096	—	15,443,096

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Global Fund, Inc.

	Level 1	Level 2		Level 3		Total
Germany	45,166		27,329,369		—	27,374,535
Hong Kong	—		4,860,376		—	4,860,376
Hungary	—		2,155,861		—	2,155,861
India	263,811		4,386,420		—	4,650,231
Indonesia	—		1,169,240		—	1,169,240
Ireland	195,620		624,321		—	819,941
Israel	35,400		—		—	35,400
Italy	—		3,092,183		—	3,092,183
Japan	—		49,593,011		—	49,593,011
Malaysia	—		294,048		—	294,048
Mexico	1,265,546		—		—	1,265,546
Netherlands	—		15,953,048		—	15,953,048
Norway	—		7,222,254		—	7,222,254
Poland	—		1,581,183		—	1,581,183
Portugal	—		305,386		—	305,386
Russia	84,981		919,205		—	1,004,186
Singapore	—		1,745,201		—	1,745,201
South Africa	74,409		1,604,742		—	1,679,151
South Korea	—		2,014,426		—	2,014,426
Spain	121,394		11,248,363		—	11,369,757
Sweden	—		14,225,855		—	14,225,855
Switzerland	3,796,500		11,802,029		—	15,598,529
Taiwan	—		7,683,322		—	7,683,322
Thailand	—		2,045,475		—	2,045,475
Turkey	—		4,951,910		—	4,951,910
Ukraine	—		47,478		—	47,478
United Kingdom	1,704,327		22,576,399		—	24,280,726
United States	300,025,531		18,130		—	300,043,661
Preferred Stocks	4,792,855		42,250		—	4,835,105
Time Deposits	—		1,732,064		—	1,732,064
Short-Term Securities	14,542,080		—		—	14,542,080

Subtotal	$347,378,021		$267,032,896		$—	$614,410,917

Investments Valued at Net Asset Value (“NAV”)(a)						6,124,774

Total Investments						$620,535,691

Derivative Financial Instruments(b)
Assets:
Equity contracts	$29,264		$—		$—	$29,264
Liabilities:
Equity contracts	(573,669)		—		—	(573,669)

	$(544,405)	$		$		$(544,405)

(a)	As of March 31, 2018, certain of the Fund’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

11

Item 2 –   Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –   Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage Global Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Advantage Global Fund, Inc.

Date: May 21, 2018